FINANCIAL INVESTORS TRUST

ALPS | Red Rocks Listed Private Equity Fund
(the “Fund”)

SUPPLEMENT DATED DECEMBER 18, 2019 TO THE SUMMARY
PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED FEBRUARY 28, 2019,
AS SUPPLEMENTED FROM TIME TO TIME

Effective December 18, 2019, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Fund, the “Average Annual Total Returns” tables are hereby deleted and replaced with the following table:

Average Annual Returns
(for periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	-12.60%	3.53%	12.18%
Return After Taxes on Distributions	-13.50%	1.55%	9.75%
Return After Taxes on Distributions and Sale of Fund Shares	-6.80%	2.16%	9.04%
Class A Shares
Return Before Taxes	-17.39%	2.37%	11.57%
Class C Shares
Return Before Taxes	-14.09%	2.83%	11.33%
Class I Shares
Return Before Taxes	-12.40%	3.85%	12.51%
Class R Shares
Return Before Taxes	-12.79%	3.40%	11.95%
Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)*	-8.82%	5.17%	10.64%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	-8.20%	5.14%	10.29%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)**	-14.53%	3.36%	12.95%

*	Broad-based securities market index.

**	Additional index.

*

The Morningstar Developed Markets Index is replacing the MSCI World Index as the Fund’s primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Clough China Fund
(the “Fund”)

SUPPLEMENT DATED DECEMBER 18, 2019 TO THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED FEBRUARY 28, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 18, 2019, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Fund the “Average Annual Total Returns” table is hereby deleted and replaced with the following table:

Average Annual Returns
(for periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	-23.56%	-0.40%	7.63%
Return After Taxes on Distributions	-25.01%	-1.01%	7.27%
Return After Taxes on Distributions and Sale of Fund Shares	-12.93%	-0.25%	6.26%
Class A Shares
Return Before Taxes	-27.79%	-1.53%	7.02%
Class C Shares
Return Before Taxes	-24.81%	-1.16%	6.80%
Class I Shares
Return Before Taxes	-23.37%	-0.09%	7.98%
Morningstar China Index (reflects no deduction for fees, expenses or taxes)*	-15.41%	4.43%	8.78%
Morgan Stanley Capital International (MSCI) China Index (reflects no deduction for fees, expenses or taxes)	-18.88%	4.65%	8.26%

*

The Morningstar China Index is replacing the Morgan Stanley Capital International (MSCI) China Index as the Fund’s primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

RiverFront Asset Allocation Aggressive
(the “Fund”)

SUPPLEMENT DATED DECEMBER 18, 2019 TO THE SUMMARY
PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED FEBRUARY 28, 2019,
AS SUPPLEMENTED FROM TIME TO TIME

Effective December 18, 2019, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus – Class A, Class C, Institutional Class and Investor Class

With respect to the summary section and summary prospectus for the Fund, Class A, Class C, Institutional Class and Investor Class shares, the “Average Annual Total Returns” tables are hereby deleted and replaced with the following table:

Average Annual Returns
(for periods ended December 31, 2018)

	1 Year	5 Years	Since Inception (October 28, 2008)
Investor Class Shares
Return Before Taxes	-16.19%	1.27%	4.83%
Return After Taxes on Distributions	-21.28%	-1.07%	2.66%
Return After Taxes on Distributions and Sale of Fund Shares	-6.33%	0.75%	3.50%
Class A Shares
Return Before Taxes	-20.80%	0.14%	6.65%
Class C Shares
Return Before Taxes	-17.46%	0.51%	4.05%
Class I Shares
Return Before Taxes	-15.99%	1.52%	5.08%
Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)*	-9.82%	4.25%	7.31%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)**	-9.42%	4.26%	7.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)**	-4.38%	8.49%	12.31%

*	The Morningstar Global Markets Index is replacing the MSCI All Country World Index as the Fund’s primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

**	Additional index.

Summary Section – Class L and Investor Class II

With respect to the summary section and summary prospectus for the Fund, Class L and Investor Class II shares, the “Average Annual Total Returns” tables are hereby deleted and replaced with the following table:

Average Annual Total Returns
(for periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class L Shares
Return Before Taxes	-15.95%	1.53%	7.05%
Return After Taxes on Distributions	-21.01%	-0.81%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares	-6.21%	0.93%	5.42%
Investor Class II
Return Before Taxes	-16.28%	1.26%	6.78%
Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)*	-9.82%	4.25%	9.83%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)**	-9.42%	4.26%	9.46%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)**	-4.38%	8.49%	13.12%

*	The Morningstar Global Markets Index is replacing the MSCI All Country World Index as the Fund’s primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

**	Additional index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

RiverFront Asset Allocation Growth & Income
(the “Fund”)

SUPPLEMENT DATED DECEMBER 18, 2019 TO THE SUMMARY
PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED FEBRUARY 28, 2019,
AS SUPPLEMENTED FROM TIME TO TIME

Effective December 18, 2019, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the Fund, the “Average Annual Total Returns” tables are hereby deleted and replaced with the following table:

Average Annual Returns
(for periods ended December 31, 2018)

	1 Year	5 Years	Since Inception (August 2, 2010)
Investor Class Shares
Return Before Taxes	-11.31%	2.62%	5.71%
Return After Taxes on Distributions	-14.86%	0.95%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	-4.56%	1.78%	4.28%
Class A Shares
Return Before Taxes	-16.20%	1.47%	5.01%
Class C Shares
Return Before Taxes	-12.77%	1.84%	4.91%
Class I Shares
Return Before Taxes	-11.13%	2.87%	5.97%
Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)*	-9.82%	4.25%	7.59%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	-9.42%	4.26%	7.43%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	0.01%	2.52%	2.69%
70% MSCI ACWI and 30% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	-6.48%	3.87%	6.18%
70% Morningstar Global Markets Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	-6.77%	3.87%	6.30%

*	The Morningstar Global Markets Index is replacing the MSCI All Country World Index as the Fund’s primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

**	Additional index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE